Long-Term Debt (Tables)	9 Months Ended
Sep. 30, 2016
Long-Term Debt [Abstract]
Long-Term Debt
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	September 30, 2016	December 31, 2015
Secured loan facilities	178,064	178,447
Less: Deferred financing costs	(856)	(942)
Total	177,208	177,505
Less - current portion	(6,583)	(718)
Long-term portion	170,625	176,787

Maturities of Long-Term Debt
The annual principal payments required to be made after September 30, 2016 are as follows:

Twelve month periods ending	Amount
September 30, 2017	6,840
September 30, 2018	20,877
September 30, 2019	18,721
September 30, 2020	50,558
September 30, 2021	59,974
Thereafter	21,094
Total	178,064